Trade and other receivables and other assets	12 Months Ended
Dec. 31, 2019
Trade and other receivables and other assets
Trade and other receivables and other assets

15 Trade and other receivables and other assets

in EUR k	Dec 31, 2018	Dec 31, 2019
Non‑current
Other assets - Rental deposits	—	1,948
	—	1,948
Current
Trade receivables	8,572	12,709
Contract assets	2,329	3,884
Receivables due from shareholders	2,170	2,766
Other assets	5,125	5,846
	18,196	25,205
Total non-current and current trade and other receivables and other assets	18,196	27,153

Trade receivables are non‑interest bearing and are generally due in 30 to 90 days. In general, portfolio‑based bad debt allowances are recognized on trade receivables and contract assets (see note 21.2).

As of December 31, 2018, the Group’s trade receivables and contract assets were designated as collateral in respect of existing Loan agreements (see note 19.1).

In December 2019, the loan agreements were revised and secured by short-term deposits with a carrying amount of EUR 1,500k (note 16) and the security interests in the trade receivables and contract assets were released accordingly.

Other assets

Other assets include VAT receivables of EUR 1, 311k (2018: EUR 1,317k), prepaid expenses of EUR 3,481k (2018: EUR 476k) as well as receivables from grants of EUR 409k (2018: EUR 489k). As of December 31, 2018, other assets also included costs relating to the initial public offering of EUR 2,591k, which were offset against capital reserve upon the completion of the transaction in November 2019.